MD&A - Capital management	12 Months Ended
Dec. 31, 2024
MDA Capital Management [Line Items]
Disclosure Of Objectives Policies And Processes For Managing Capital Explanatory
An adequate level of

common equity tier 1

(CET1) capital and total

loss-absorbing capacity (TLAC)

meeting both
internal assessment and regulatory requirements

is a prerequisite for conducting our

business activities.

Reconciliation of equity under IFRS Accounting Standards to Swiss SRB common equity tier 1 capital
USD m 31.12.24 31.12.23
Total equity under IFRS Accounting Standards 94,666 55,569
Equity attributable to non-controlling interests (662) (335)
Defined benefit plans, net of tax (822) (336)
Deferred tax assets recognized for tax loss carry-forwards (2,288) (3,004)
Deferred tax assets for unused tax credits (688) (97)
Deferred tax assets on temporary differences, excess over threshold (1,233)
Goodwill, net of tax
1
(6,207) (5,750)
Intangible assets, net of tax (103) (146)
Expected losses on advanced internal ratings-based portfolio less provisions (569) (532)
Unrealized (gains) / losses from cash flow hedges, net of tax 2,585 2,961
Own credit related to (gains) / losses on financial liabilities measured at fair value that existed at the balance sheet date, net of tax
1,179 313
Own credit related to (gains) / losses on derivative financial instruments that existed at the balance sheet date
(62) (63)
Prudential valuation adjustments (167) (177)
Accruals for dividends to shareholders (13,000)
2
(3,000)
Other (69) (39)
Total common equity tier 1 capital 73,792 44,130
1 Includes goodwill

related to

significant investments

in financial institutions

of USD
19
m as

of 31

December 2024

(31 December

2023: USD
20
m) presented

on the balance

sheet line

Investments in

associates.

2 Reflects a proposed ordinary dividend

distribution of USD
6.5
bn and the appropriation of

USD
6.5
bn to a special

dividend reserve, both subject

to approval at the

Annual General Meeting in

the second quarter of
2025. The decision on the distribution of the special dividend is intended to be made at an Extraordinary General Meeting in the second half of 2025, considering any proposed requirements from Switzerland’s ongoing review of its capital regime.
CET1 capital mainly consists of: share capital; share premium, which primarily consists of additional paid-in capital related to

shares issued;

and retained

earnings.

A detailed

reconciliation

of equity

under IFRS

Accounting

Standards to

CET1
capital is provided

in the

“Reconciliation of equity under IFRS

Accounting Standards to Swiss

SRB common equity

tier 1
capital” table.

CET1 capital increased by USD 29.7 bn to USD 73.8
bn as of 31 December 2024,

primarily due to the merger

of UBS AG
and Credit Suisse AG (which resulted in an increase of USD 41.4 bn as of the date of the merger), operating profit before tax of USD 2.4
bn and an increase in eligible deferred

tax assets on temporary differences

of USD
2.6 bn. These increases
were partly offset

by dividend

accruals of USD
13.0
bn, current tax

expense of

USD
2.0
bn, and

foreign currency translation
losses of USD 1.3
bn. Accruals for dividends

to UBS Group AG of USD
13.0
bn as of

31 December 2024 reflect a proposed
ordinary

dividend

distribution

of

USD
6.5
bn

and

the

appropriation

of

USD
6.5
bn

to

a

special

dividend

reserve,

both
subject to approval at the Annual

General Meeting in the second quarter of 2025.

The decision on the distribution of the
special dividend is intended to be made at an

Extraordinary General Meeting in the second half of 2025, considering any proposed requirements from Switzerland’s ongoing review

of its capital regime.
Loss-absorbing AT1 capital

issued by the

Group and on

lent to UBS AG

increased by USD
3.3 bn to USD 15.8 bn, mainly
driven by new

issuances of AT1

capital instruments of

USD
3.5 bn, USD 0.6
bn of AT1

capital instruments recognized

by
UBS AG upon

the merger

of UBS AG

and Credit

Suisse AG, and

positive impacts

from interest

rate risk

hedge, foreign
currency translation and other effects. These increases were partly offset by the call of AT1

capital instruments equivalent
to USD 1.0 bn.
Total gone concern loss-absorbing

capacity increased by USD
37.7 bn to USD 92.2 bn as of 31 December 2024 and
included USD 92.0
bn of TLAC-eligible

unsecured debt issued

by the Group and

on lent to UBS

AG.